Feb. 29, 2016
Federated High-Yield Strategy Portfolio

A Portfolio of Federated Managed Pool Series

(TICKER FHYSX)

SUPPLEMENT TO THE PROSPECTUS DATED FEBRUARY 29, 2016

1. Under the heading entitled "Fund Summary Information," please replace the "Risk/Return Summary: Fees and Expenses" table and the "Example" with the following:

RISK/RETURN SUMMARY: FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	None
Distribution (12b-1) Fee	None
Other Expenses	0.49%
Acquired Fund Fees and Expenses	0.03%
Total Annual Fund Operating Expenses[1]	0.52%
Fee Waivers and Expense Reimbursements[2]	(0.49)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.03%

1Total Annual Fund Operating Expenses have been restated to reflect current fees due to an increase in Acquired Fund Fees and Expenses.

2The Adviser will not charge a fee for its advisory services to the Fund. The Adviser has contractually agreed to reimburse all expenses of the Fund, excluding extraordinary expenses. Acquired Fund Fees and Expenses are not direct obligations of the Fund and are not contractual reimbursements under the investment advisory contract. Shareholders must approve any change to the contractual reimbursements. Investors should carefully consider the separate fees charged in connection with investment in the Fund.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are based on the contractual limitation as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your cost would be:

1 Year	$3
3 Years	$10
5 Years	$17
10 Years	$39